EQUITY - Narrative (Details) - Share capital	Dec. 31, 2021 shares
Exchangeable shares outstanding (Shares)
Schedule of Partnership Units [Line Items]
Number of shares outstanding, special distribution (in shares)	46,300,000
Class B shares outstanding (Shares)
Schedule of Partnership Units [Line Items]
Number of shares outstanding, special distribution (in shares)	1
Class C Shares
Schedule of Partnership Units [Line Items]
Number of shares outstanding, special distribution (in shares)	1,400,000